Submission	Jul. 30, 2025
Submission [Line Items]
Central Index Key	0001013237
Registrant Name	FACTSET RESEARCH SYSTEMS INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES